UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Alpine Partners, L.P.
          100 Union Avenue
          Cresskill, NJ  07626

13F File Number:  28-5251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Todd J. Mason
Title:         Analyst
Phone:         201-871-0866
Signature, Place, and Date of Signing:

     Todd J. Mason     Cresskill, New Jersey     05/14/2003

Report Type (Check only one.):
[ X ]          13F HOLDINGS REPORT.

[   ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $63,574

List of Other Included Managers:    NONE

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                                                                                                              <
                                                                           FORM 13F INFO TABLE
                                                                  VALUE     SHARES /   SH PUT INV             VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT  PRN CALLDSC     SOLE    SNONE
AIRBORNE INC                     COM               009269-10-1          706      36000SH      Sole       3600000
ALLEN TELECOM INC                COM               018091-10-8         1268     130100SH      Sole      13010000
ALLEN TELECOM INC                PFD CONV SER D    018091-20-7          812      10767SH      Sole       1076700
AVIRON                           NOTE 5.250% 2/0   053762-AD-2         1140    1100000PRN     Sole     110000000
BARD C R INC                     COM               067383-10-9         1816      28800SH      Sole       2880000
BECTON DICKINSON                 COM               075887-10-9          245       7100SH      Sole        710000
CAMINUS CORP                     COM               133766-10-5          631      71000SH      Sole       7100000
COOPER INDS INC                  CL A              G24182-10-0         1018      28500SH      Sole       2850000
CHARTER FIN CORP                 COM               16122M-10-0          818      27000SH      Sole       2700000
CANADA LIFE FIN                  COM               135113-10-8         4340      99200SH      Sole       9920000
COMCAST CORP                     CL A              20030N-10-1         2058      72000SH      Sole       7200000
CALPINE CORPORATION              COM               131347-10-6          469     142000SH      Sole      14200000
CELL THERAPEUTICS                NOTE 5.75% 6/1    150934-AD-9          945     873000PRN     Sole      87300000
DREYERS GRAND ICE                COM               261878-10-2         2995      43200SH      Sole       4320000
DREYERS GRAND ICE                PUT               261878-95-2          998      14400SH  PUT Sole       1440000
FREEPORT-MCMORAN                 NOTE 8.250% 1/3   35671D-AF-2         1872    1342000PRN     Sole     134200000
FORDING CDN COAL TR              TR UNIT           345425-10-2          309      10800SH      Sole       1080000
FLEMING CO INC                   NOTE 5.250% 3/1   339130-AR-7          163    1736000PRN     Sole     173600000
FORD CAP TRUST II                PFD TR CV6.5%     345395-20-6         1460      40550SH      Sole       4055000
GENZYME                          COM GENL DIV      372917-10-4          525      14400SH      Sole       1440000
HISPANIC BROADCAST               CL A              43357B-10-4         2410     116650SH      Sole      11665000
INSIGNIA FINANCIAL               COM               45767A-10-5          604      55200SH      Sole       5520000
K2 INC                           COM               482732-10-4          360      46656SH      Sole       4665600
LODGIAN INC                      COM NEW           54021P-20-5           21       6613SH      Sole        661300
LOEHMANNS HOLDINGS               COM               540411-50-1         3790     246080SH      Sole      24608000
3M COMPANY                       COM               88579Y-10-1          559       4300SH      Sole        430000
NABORS INDUSTRIES                SHS               G6359F-10-3          291       7300SH      Sole        730000
PANAMERICAN BEVERAGE             CL A              P74823-10-8         3434     158400SH      Sole      15840000
PHARMACIA CORP                   COM               71713U-10-2         9171     211800SH      Sole      21180000
PALL CORPORATION                 COM               696429-30-7          288      14400SH      Sole       1440000
P&O PRINCESS                     ADR               693070-10-4          282      10560SH      Sole       1056000
PROBUSINESS SERVICES             COM               742674-10-4          910      68300SH      Sole       6830000
PRECISE SOFTWARE                 ORD               M41450-10-3         2245     135000SH      Sole      13500000
QUINTILES TRANSNATL              COM               748767-10-0         2625     215900SH      Sole      21590000
SCIOS INC                        COM               808905-10-3         8882     201600SH      Sole      20160000
TAUBMAN CTRS INC                 COM               876664-10-3          736      43200SH      Sole       4320000
TYCO INTERNATIONAL               COM               902124-10-6          926      72000SH      Sole       7200000
WALLACE COMPUTER                 COM               932270-10-1         1061      42600SH      Sole       4260000
WHITMAN EDUCATION                COM               966524-10-0          392      28800SH      Sole       2880000
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